Convertible Redeemable Preferred Shares - Summary of convertible redeemable preferred shares activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended												12 Months Ended
	Dec. 31, 2017 USD ($) shares	Nov. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances														¥ 19,657,786	¥ 4,861,574
Balances (in shares) | shares													213,585,003	813,868,585	421,355,106
Proceeds from Preferred Shares														¥ 78,651	¥ 266,511
Issuance of preferred shares															¥ 11,952,766
Issuance of preferred shares (in shares) | shares														7,509,933	392,513,479
Accretion on convertible redeemable preferred shares to redemption value													¥ 0	¥ 13,667,291	¥ 2,576,935
Conversion of Series A-1 and A-2 preferred shares to ordinary shares, amount														¥ (12,102,894)
Conversion of Series A-1 and A-2 preferred shares to ordinary shares (in shares) | shares														(295,000,000)
Conversion of Series A-3 preferred shares to ordinary shares, amount														¥ (993,108)
Conversion of Series A-3 preferred shares to ordinary shares (in shares)														(31,720,364)
Conversion of Series B Preferred Shares to Ordinary shares														¥ (4,712,959)
Conversion of Series B Preferred Shares to Ordinary shares (in shares) | shares														(114,867,321)
Conversion of Series C Preferred Shares to Ordinary shares														¥ (6,830,539)
Conversion of Series C Preferred Shares to Ordinary shares (in shares) | shares														(166,205,830)
Conversion of Series D Preferred Shares to Ordinary shares														¥ (8,764,228)
Balances															¥ 19,657,786
Balances (in shares) | shares	813,868,585													213,585,003	813,868,585
Series A-1 & A-2
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances														¥ 5,011,731	¥ 2,539,993
Balances (in shares) | shares														295,000,000	295,000,000
Proceeds from Preferred Shares															¥ 266,511
Accretion on convertible redeemable preferred shares to redemption value														¥ 7,091,163	2,205,227
Conversion of Series A-1 and A-2 preferred shares to ordinary shares, amount														¥ (12,102,894)
Conversion of Series A-1 and A-2 preferred shares to ordinary shares (in shares) | shares														(295,000,000)
Balances															¥ 5,011,731
Balances (in shares) | shares	295,000,000														295,000,000
Series A-3
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances														¥ 427,129	¥ 306,678
Balances (in shares) | shares														24,210,431	24,210,431
Issuance of preferred shares | $												$ 40,000
Issuance of preferred shares (in shares) | shares														7,509,933
Accretion on convertible redeemable preferred shares to redemption value														¥ 565,979	¥ 120,451
Conversion of Series A-3 preferred shares to ordinary shares, amount														¥ (993,108)
Conversion of Series A-3 preferred shares to ordinary shares (in shares)														(31,720,364)
Balances															¥ 427,129
Balances (in shares) | shares	24,210,431														24,210,431
Series B
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances														¥ 2,294,980	¥ 2,014,903
Balances (in shares) | shares														114,867,321	102,144,675
Issuance of preferred shares							$ 316,000	$ 316,000	$ 316,000	$ 316,000	$ 316,000				¥ 240,066
Issuance of preferred shares (in shares) | shares															12,722,646
Accretion on convertible redeemable preferred shares to redemption value														¥ 2,417,979	¥ 40,011
Conversion of Series B Preferred Shares to Ordinary shares														¥ (4,712,959)
Conversion of Series B Preferred Shares to Ordinary shares (in shares) | shares														(114,867,321)
Balances															¥ 2,294,980
Balances (in shares) | shares	114,867,321														114,867,321
Series C
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances														¥ 4,454,596
Balances (in shares) | shares														166,205,830
Issuance of preferred shares			$ 645,709	$ 645,709	$ 645,709	$ 645,709									¥ 4,398,313
Issuance of preferred shares (in shares) | shares															166,205,830
Accretion on convertible redeemable preferred shares to redemption value														¥ 2,375,943	¥ 56,283
Conversion of Series C Preferred Shares to Ordinary shares														¥ (6,830,539)
Conversion of Series C Preferred Shares to Ordinary shares (in shares) | shares														(166,205,830)
Balances															¥ 4,454,596
Balances (in shares) | shares	166,205,830														166,205,830
Series D
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances														¥ 7,469,350
Balances (in shares) | shares														213,585,003
Proceeds from Preferred Shares														¥ 78,651
Issuance of preferred shares	$ 1,130,320	$ 1,130,320													¥ 7,314,387
Issuance of preferred shares (in shares) | shares															213,585,003
Accretion on convertible redeemable preferred shares to redemption value														1,216,227	¥ 154,963
Conversion of Series D Preferred Shares to Ordinary shares														¥ (8,764,228)
Conversion of Series D Preferred Shares to Ordinary shares (in shares) | shares														(213,585,003)
Balances															¥ 7,469,350
Balances (in shares) | shares	213,585,003														213,585,003